Vanguard Total-Inflation Protected Securities ETF Investment Strategy - ETF Prospectus [Member] - Vanguard Total-Inflation Protected Securities ETF	Sep. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to track the investment results of the ICE U.S. Treasury Inflation Linked Bond Index (the Index), which measures the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with interest and principal payments to inflation.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. Under normal circumstances, the Fund will generally invest all, but at least 80%, of its net assets (plus any borrowings for investment purposes) in the securities comprising the Index and in securities that the advisor determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index. As of May 31, 2025, the dollar-weighted average maturity of the Index was 7.2 years.